Document Information	12 Months Ended
Dec. 31, 2024
Document Information:
Document Type	2.01 SD
Amendment	false
CIK	0000915913
Registrant Name	Albemarle Corporation
Period End Date	Dec. 31, 2024
Reporting Currency	USD